Fair Value Measurements (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2025
Digital Asset Receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value		$ 28,000
Aggregate fair value		3,000
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value			$ 28,000
Boost Run Holdings LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate fair value			2,992,000
Boost Run Holdings LLC [Member] | Digital Asset Receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value		$ 28,000
Staking deposit			98,000
Aggregate fair value			70,000
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value			28,000
Boost Run Holdings LLC [Member] | Weighted Fair Value Per Class C Unit [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate fair value			2,992,000
Probability weighted fair value			$ 23,414,000
Aggregate fair value per units			128
Bridge Loan Agreement [Member] | Boost Run Holdings LLC [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants issuance value					$ 0